Leases - Future Commitments (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 26,274	$ 29,091
Amounts representing interest over the term of the lease	(3,255)	(4,439)
Present value of net lease payments	23,019	24,652
Less current portion of lease obligations	7,175	9,193
Non-current portion of lease obligations	15,844	15,459
2026
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	8,487	10,788
2027-2028
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	10,690	9,175
2029-2030
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	7,097	7,200
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 0	$ 1,928